Income taxes - Schedule of Reconciliation of German Statutory Income Tax Rate to Effective Income Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income/(loss) before income taxes	€ 8,030	€ (28,247)	€ (151,864)
Amount
Income tax benefit at German tax rate	2,507	(8,820)	(47,419)
Enacted changes in tax rates in Germany	(2,443)	0	0
Research and development tax credits	0	(438)	0
Forfeiture of net operating losses ("NOLs")	0	(567)	0
Non-deductible share-based compensation	2,446	2,639	2,968
Deductible share-based compensation liability awards	(276)	(428)	(401)
Nondeductible expenses	219	335	165
Goodwill impairment	0	0	56,807
Tax-free income from investments	(1,095)	(502)	0
Foreign withholding taxes	792	503	848
Other	6	0	0
Movement in uncertain tax positions	(8,684)	132	(686)
Income tax expense/(benefit)	€ (5,356)	€ (6,254)	€ 12,391
Percent
Income tax benefit at German tax rate	31.20%	31.20%	31.20%
Enacted changes in tax rates in Germany	(30.40%)	0.00%	0.00%
Research and development tax credits	0.00%	1.50%	0.00%
Forfeiture of net operating losses ("NOLs")	0.00%	2.00%	0.00%
Nondeductible share-based compensation	30.40%	(9.30%)	(2.00%)
Deductible share-based compensation liability awards	(3.40%)	1.50%	0.30%
Nondeductible expenses	2.70%	(1.20%)	(0.10%)
Goodwill impairment	0.00%	0.00%	(37.40%)
Tax-free income from investments	(13.60%)	1.80%	0.00%
Foreign withholding taxes	9.90%	(1.80%)	(0.60%)
Other	0.10%	0.00%	0.00%
Movement in uncertain tax positions	(108.10%)	(0.50%)	0.50%
Effective tax rate	(66.70%)	22.10%	(8.20%)
Israel
Amount
State and Local Income Taxes, Net of Federal Income Tax Effect	€ 125	€ 0	€ 0
Changes in valuation allowances	(91)	0	0
Effect from foreign currencies	(479)	0	0
Prior period taxes	€ 132	€ 0	€ 0
Percent
State and Local Income Taxes, Net of Federal Income Tax Effect	1.50%	0.00%	0.00%
Changes in valuation allowances	(1.10%)	0.00%	0.00%
Effect from foreign currencies	(6.00%)	0.00%	0.00%
Prior period taxes	1.60%	0.00%	0.00%
Other foreign jurisdictions
Amount
State and Local Income Taxes, Net of Federal Income Tax Effect	€ (41)	€ (10)	€ (1)
Prior period taxes	€ 27	€ 0	€ 0
Percent
State and Local Income Taxes, Net of Federal Income Tax Effect	(0.50%)	0.00%	0.00%
Prior period taxes	0.30%	0.00%	0.00%
Germany
Amount
Changes in valuation allowances	€ (1)	€ 550	€ 13
Prior period taxes	1,460	64	(5)
Other adjustments	€ 40	€ 288	€ 102
Percent
Changes in valuation allowances	0.00%	(1.90%)	0.00%
Prior period taxes	18.20%	(0.20%)	0.00%
Other adjustments	0.50%	(1.00%)	(0.10%)